Retirement Benefits (Fair Value of Plan Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 256	$ 261	$ 272
Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	12	15
Cash and Cash Equivalents [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	23	18
Mutual Fund [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	142	141
Mutual Fund [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	12	15
Fixed Income Securities [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	91	102
Level 1 [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	165	159
Level 1 [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	12	0
Level 1 [Member] | Cash and Cash Equivalents [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	23	18
Level 1 [Member] | Mutual Fund [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	142	141
Level 1 [Member] | Mutual Fund [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	12	0
Level 1 [Member] | Fixed Income Securities [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 2 [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	91	102
Level 2 [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	15
Level 2 [Member] | Cash and Cash Equivalents [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 2 [Member] | Mutual Fund [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 2 [Member] | Mutual Fund [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	15
Level 2 [Member] | Fixed Income Securities [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	91	102
Level 3 [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 3 [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 3 [Member] | Cash and Cash Equivalents [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 3 [Member] | Mutual Fund [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 3 [Member] | Mutual Fund [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 3 [Member] | Fixed Income Securities [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 0	$ 0